Lines of Credit and Debt (Schedule of Total Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Notes Payable, 6.28% Interest Rate, Due Through November 2015	Dec. 31, 2012 Notes Payable, 6.28% Interest Rate, Due Through November 2015	Dec. 31, 2013 Senior unsecured notes Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019	Dec. 31, 2012 Senior unsecured notes Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019	Oct. 31, 2012 Senior unsecured notes Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019	Dec. 31, 2013 Senior unsecured notes Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022	Dec. 31, 2012 Senior unsecured notes Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022	Oct. 31, 2012 Senior unsecured notes Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022	Dec. 31, 2013 Senior unsecured notes Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024	Dec. 31, 2012 Senior unsecured notes Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024	Oct. 31, 2012 Senior unsecured notes Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024	Dec. 31, 2013 QIAGEN Euro Finance Convertible Notes 3.25% Due in 2026	Dec. 31, 2012 QIAGEN Euro Finance Convertible Notes 3.25% Due in 2026	May 31, 2006 QIAGEN Euro Finance Convertible Notes 3.25% Due in 2026	Dec. 31, 2013 QIAGEN Finance Convertible Notes 1.5% Due in 2024	Dec. 31, 2012 QIAGEN Finance Convertible Notes 1.5% Due in 2024	Aug. 31, 2004 QIAGEN Finance Convertible Notes 1.5% Due in 2024
Debt Instrument [Line Items]
Stated interest rate			6.28%		3.19%		3.19%	3.75%		3.75%	3.90%		3.90%			3.25%			1.50%
Total long-term debt	$ 845,483	$ 846,992	$ 483	$ 1,992	$ 73,000	$ 73,000		$ 300,000	$ 300,000		$ 27,000	$ 27,000		$ 300,000	$ 300,000		$ 145,000	$ 145,000
Less current portion	207	948
Long-term portion	$ 845,276	$ 846,044